Note 7 - Equity (Deficit) - Schedule of Stockholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Balances			$ (9,382)	$ 28,036
Issuance of ordinary shares			5,429	13,345
Share-based compensation			1,287
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain	$ 225	$ 169	31	104
Net loss	(7,620)	(12,787)	(15,447)	(26,868)
Share-based compensation				5,193
Balances	$ (18,082)	$ 19,810	$ (18,082)	$ 19,810
Common Stock [Member]
Balances (in shares)			23,184,612	22,530,702
Balances			$ 2	$ 2
Issuance of ordinary shares (in shares)			309,868
Issuance of ordinary shares
Share-based compensation (in shares)			100,000
Share-based compensation
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain
Net loss
Share-based compensation
Balances (in shares)	23,594,480	22,530,702	23,594,480	22,530,702
Balances	$ 2	$ 2	$ 2	$ 2
Additional Paid-in Capital [Member]
Balances			170,950	151,147
Issuance of ordinary shares			5,429	13,345
Share-based compensation			1,287
Capital injection shared by Noncontrolling interests			(578)
Foreign currency translation adjustment gain
Net loss
Share-based compensation				5,191
Balances	177,088	169,683	177,088	169,683
Retained Earnings [Member]
Balances			(178,760)	(123,891)
Issuance of ordinary shares
Share-based compensation
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain
Net loss			(14,645)	(25,822)
Share-based compensation
Balances	(193,405)	(149,713)	(193,405)	(149,713)
AOCI Attributable to Parent [Member]
Balances			42	(182)
Issuance of ordinary shares
Share-based compensation
Capital injection shared by Noncontrolling interests
Foreign currency translation adjustment gain			34	82
Net loss
Share-based compensation
Balances	76	(100)	76	(100)
Parent [Member]
Balances			(7,766)	27,076
Issuance of ordinary shares			5,429	13,345
Share-based compensation			1,287
Capital injection shared by Noncontrolling interests			(578)
Foreign currency translation adjustment gain			34	82
Net loss			(14,645)	(25,822)
Share-based compensation				5,191
Balances	(16,239)	19,872	(16,239)	19,872
Noncontrolling Interest [Member]
Balances			(1,616)	960
Issuance of ordinary shares
Share-based compensation
Capital injection shared by Noncontrolling interests			578
Foreign currency translation adjustment gain			(3)	22
Net loss			(802)	(1,046)
Share-based compensation				2
Balances	$ (1,843)	$ (62)	$ (1,843)	$ (62)